Schedule I - Investments in Subsidiaries and VIES (Detail) (Parent Company, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Parent Company
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries and VIEs	$ 62,424	$ 45,836
Equity in income of subsidiaries and variable interest entities	$ 15,215	$ 9,124	$ 2,819